Schedule of investments
Macquarie VIP Mid Cap Growth Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.52%♦
Communication Services — 4.69%
Pinterest Class A †	290,716	$ 9,410,477
Trade Desk Class A †	99,380	10,897,017
		20,307,494
Consumer Discretionary — 14.11%
DraftKings Class A †	111,830	4,383,736
Five Below †	21,028	1,857,824
Floor & Decor Holdings Class A †	88,881	11,036,354
Levi Strauss & Co. Class A	281,520	6,137,136
Lululemon Athletica †	11,776	3,195,418
National Vision Holdings †	156,138	1,703,465
On Holding Class A †	164,438	8,246,566
Pool	24,516	9,237,629
SharkNinja	47,094	5,119,589
Tractor Supply	15,842	4,608,913
Vail Resorts	32,271	5,624,512
		61,151,142
Consumer Staples — 2.30%
Brown-Forman Class B	123,530	6,077,676
Casey's General Stores	10,326	3,879,581
		9,957,257
Financials — 8.11%
Blue Owl Capital	236,112	4,571,128
Corpay †	19,698	6,160,747
FactSet Research Systems	12,664	5,823,540
Kinsale Capital Group	11,046	5,142,686
LPL Financial Holdings	11,352	2,640,816
MarketAxess Holdings	42,222	10,817,276
		35,156,193
Healthcare — 20.01%
Align Technology †	28,224	7,177,928
Bio-Techne	108,955	8,708,773
Cencora	30,889	6,952,496
Dexcom †	67,286	4,510,853
GE HealthCare Technologies	84,423	7,923,099
IDEXX Laboratories †	19,521	9,862,400
Illumina †	13,271	1,730,671
Inspire Medical Systems †	25,674	5,418,498
Insulet †	33,616	7,824,124
Ionis Pharmaceuticals †	85,516	3,425,771
Mettler-Toledo International †	4,487	6,729,154
Repligen †	51,542	7,670,480
Veeva Systems Class A †	41,858	8,784,738
		86,718,985
Industrials — 18.35%
A O Smith	73,416	6,594,959
Copart †	157,917	8,274,851
Fastenal	117,323	8,379,209
Generac Holdings †	55,885	8,879,009
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
HEICO Class A	44,385	$ 9,043,887
Howmet Aerospace	86,526	8,674,231
Lincoln Electric Holdings	30,508	5,858,146
Old Dominion Freight Line	23,948	4,757,031
Rollins	130,838	6,617,786
Trex †	88,377	5,884,141
Vertiv Holdings Class A	21,479	2,136,946
WillScot Holdings †	117,195	4,406,532
		79,506,728
Information Technology — 25.71%
Appfolio Class A †	12,603	2,966,746
ASGN †	34,563	3,222,308
CDW	18,658	4,222,305
Coherent †	92,703	8,242,224
Datadog Class A †	52,965	6,094,153
HubSpot †	12,732	6,768,331
Impinj †	18,129	3,925,291
Lattice Semiconductor †	83,248	4,417,971
MongoDB †	18,431	4,982,821
Monolithic Power Systems	11,767	10,878,592
Novanta †	37,639	6,734,370
Onto Innovation †	20,711	4,298,775
Teradyne	53,861	7,213,604
Trimble †	123,617	7,675,380
Tyler Technologies †	12,339	7,202,521
Universal Display	41,196	8,647,040
Workiva †	71,084	5,624,166
Zebra Technologies Class A †	22,405	8,297,020
		111,413,618
Materials — 1.53%
Martin Marietta Materials	12,327	6,635,008
		6,635,008
Real Estate — 3.71%
CoStar Group †	213,050	16,072,492
		16,072,492
Total Common Stocks (cost $380,032,151)		426,918,917

Short-Term Investments — 1.59%
Money Market Mutual Funds — 1.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	1,725,065	1,725,065
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	1,725,066	1,725,066
NQ- IV075 [0924] 1124 (4017362)    1

Schedule of investments
Macquarie VIP Mid Cap Growth Series   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	1,725,066	$ 1,725,066
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	1,725,066	1,725,066
Total Short-Term Investments (cost $6,900,263)		6,900,263

Total Value of Securities—100.11% (cost $386,932,414)		433,819,180
Liabilities Net of Receivables and Other Assets—(0.11%)		(471,233)
Net Assets Applicable to 41,877,338 Shares Outstanding—100.00%		$433,347,947

♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

2    NQ- IV075 [0924] 1124 (4017362)